Commitments and Contingencies (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Commitments and Contingencies

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the nine-month periods ended September 30, 2020, the Company had several legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

i) Legal case with Chengdu SME Credit Guarantee Co., Ltd. on a loan default penalty of RMB11.8 million (equivalent to $1.7 million)

On July 5, 2013, Sichuan Wetouch obtained a one-year loan of RMB60.0 million (equivalent to $9.8 million) from Bank of Chengdu, at an annual interest rate of 8.61%. Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 5) provided joint and several liability guarantee for 100% of the loan.

On July 31, 2014, Sichuan Wetouch repaid RMB5.0 million (equivalent to $0.8 million). The remaining loan of RMB55.0 million (equivalent to $8.9 million) was twice extended to be due on August 22, 2018. Upon the loan becoming due, but unpaid by the Company, Chengdu SME paid the outstanding balance of RMB55 million (equivalent to $8.0 million) to Bank of Chengdu. The Company subsequently repaid RMB55 million (equivalent to $8.0 million) to Chengdu SME; however, Chengdu SME filed two separate lawsuits against the Company to recover loan default penalties from the Company. The loan default penalties were (a) RMB5.8 million (equivalent to $0.8 million) related to the 30% of the remaining loan balance repaid by Chengdu SME and (b) RMB6.0 million (equivalent to $0.9 million) related to the 70% of the remaining loan balance repaid by Chengdu SME. During the year ended December 31, 2017, the Company recorded loan default penalties, and related liabilities, of $1.7 million.

Chengdu SME applied to the Chengdu High-tech Court for enforcement for the above mentioned loan default penalties of RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) on December 30, 2018. On March 12, 2020, the Enforcement Settlement Agreement issued by the Chengdu High-tech Court confirmed that Sichuan Wetouch still owed RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) of loan default penalties.

On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.

ii) Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. on an asset recovery of RMB12.0 million (equivalent to $1.7 million)

On March 19, 2014, Chengdu Wetouch, a related party, obtained a two and half-year loan of RMB15.0 million (equivalent to $2.2 million) from Chengdu Bank Co., Ltd. Gaoxin Branch (“Chengdu Bank Gaoxin Branch”) , with Chengdu Hi-tech Investment Group Co., Ltd. (“CDHT Investment”) acting as guarantor to pay off the loan principal and related interests, while Sichuan Wetouch and Hong Kong Wetouch as guarantors, were jointly and severally liable for such debts.

Upon the loan due in January 2017, Chengdu Wetouch defaulted the loan, thus, CDHT Investment filed a lawsuit against Chengdu Wetouch, Sichuan Wetouch, and Hong Kong Wetouch demanding a full repayment of such debts.

To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Shigaotianfu Investment”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tenyi”) provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.

Upon the expiration of the guarantee, Chengdu Wetouch still defaulted repayment of above pledge. As a result, CDHT Investment levied this collateral of RMB12.0 million On November 21, 2019. Subsequently, Shigaotianfu Investment and Renshou Tengyi filed with Chengdu Intermediate People’s Court a lawsuit demanding an asset recovery of RMB12.0 million (equivalent to $1.7 million) pursuant to the counter guarantee agreement.

On December 2, 2019, pursuant to the reconciling agreement issued by Chengdu Intermediate People’s Court, the parties agreed to cancel the demand to seize property of Sichuan Wetouch rather than the property of Chengdu Wetouch, and to waive freezing Guangde Cai’s 60% shareholding equity in Xinjiang Wetouch.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch, Hong Kong Wetouch and Guangde Cai are fully discharged and released from any and all obligations under the outstanding debts, and from all liabilities under guarantee. Chengdu Wetouch was solely responsible for repaying the outstanding RMB12.0 million by December 31, 2020.

Guarantees

i) Guarantee to Chengdu Wetouch for a loan of RMB17.0 million (equivalent to $2.6 million)

In July 2014, Chengdu Wetouch, a related party, obtained a loan of RMB17.0 million (equivalent to $2.6 million) from Bank of Chengdu, with third party Chengdu SME as a joint guarantor, while Sichuan Wetouch, Mr. Guangde Cai and his 60% controlled Xinjiang Wetouch and his 95% controlled Meishan Wetouch, as well as two unrelated individuals acting as counter guarantors for this loan.

On July 2, 2018, as Chengdu Wetouch defaulted the loan, Chengdu SME filed a lawsuit demanding the full repayment.

As of December 31, 2019 and 2018, there was a lawsuit in progress on this loan repayment. Above mentioned counter guarantors were obliged for the joint responsibilities.

On May 13, 2020, with Xinjiang Wetouch partially repaying RMB5.9 million and Chengdu Wetouch still obligated to repay the balance prior to December 31, 2020, Xinjiang Wetouch, Meishan Wetouch and the other two unrelated individuals were under joint and several liabilities for the balance.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch and Mr. Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts.

ii) Guarantee to Chengdu Wetouch for a loan of RMB9.0 million (equivalent to $1.3 million)

On April 21, 2014, Sichuan Wetouch, Mr. Guangde Cai provided counter guarantee to Chengdu Wetouch obtaining a loan of RMB9.0 million (equivalent to $1.3 million) from Deyang Bank Co., Ltd., Chengdu Branch, with third party Tianhong Asset Management Co., Ltd.(“Tianhong Asset”) as a guarantor.

Upon the loan due, Chengdu Wetouch failed to pay the debts on schedule. On May 3, 2017, Tianhong Asset brought a lawsuit to the local court.

As of December 31, 2019 and 2018, this lawsuit was in progress on the loan repayment. Sichuan Wetouch and Mr. Guangde Cai were under joint and several guarantee liability for the agreed principal and interest and corresponding fees.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch and Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Chengdu Wetouch obliged to repay the balance in a lump sum by December 31, 2020.

iii) Guarantee to Chengdu Wetouch for a loan of RMB15.0 million (equivalent to $2.2 million)

On May 26, 2015, Sichuan Wetouch, Mr. Guangde Cai provided guarantee to Chengdu Wetouch obtaining a loan of RMB15.0 million (equivalent to $2.2 million) from Deyang Bank Co., Ltd., Chengdu Branch, with third party Tianhong Asset Management Co., Ltd.(“Tianhong Asset”) as a guarantor.

Upon the loan due, Chengdu Wetouch failed to pay the debts on schedule. On May 3, 2017, Tianhong Asset brought a lawsuit to the local court.

As of December 31, 2019 and 2018, this lawsuit was in progress on the loan repayment. Sichuan Wetouch and Mr. Guangde Cai were under joint and several guarantee liability for the agreed principal and interest and corresponding fees.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch and Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Chengdu Wetouch obliged to repay the balance by the end of December 31, 2020.

iv) Guarantee to Chengdu Wetouch for a loan of RMB14.9 million (equivalent to $2.3 million)

On July 4, 2014, Sichuan Wetouch, Mr. Guangde Cai and another unrelated individual provided joint guarantee to Chengdu Wetouch obtaining a loan of RMB14.9 million (equivalent to $2.3 million) from Sichuan Tianfu Bank Co., Ltd. Chengdu Wenjiang Branch (formerly known as Nanchong Commercial Bank Wenjiang Branch). Upon the loan due, Sichuan Wetouch, Mr. Cai and another unrelated individual were jointly liable for the agreed principal and interests.

Upon the loan due, Chengdu Wetouch failed to pay the debts on schedule. On December 16, 2015, the bank thus brought a lawsuit to the local court.

As of December 31, 2019 and 2018, there was a lawsuit in progress on the loan repayment. Sichuan Wetouch, Mr. Guangde Cai and another unrelated individual for the joint guarantee responsibility.

On October 9, 2020, pursuant to a settlement and release agreement, Wetouch and Mr. Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Chengdu Wetouch and another unrelated individual being obliged to repay the balance by December 31, 2020.

v) Guarantee to Chengdu Wetouch for a loan of RMB17.3 million (equivalent to $2.7 million)

On May 23, 2014, Sichuan Wetouch and Mr. Guangde Cai provided guarantee to Chengdu Wetouch obtaining a loan of RMB17.3 million (equivalent to $2.7 million) from Agricultural Bank of China Co., Ltd. Chengdu Wenjiang Branch (“Agricultural Bank Wenjiang Branch”), with two unrelated two parties also providing guarantee. Upon the loan due, the four guarantors were jointly obliged to repay the loan and its interests.

On February 3, 2017, Agricultural Bank Wenjiang Branch filed a lawsuit demanding the full repayments of the above mentioned loan and its interests.

As of December 31, 2019 and 2018, there was a lawsuit in progress on the loan repayment. Sichuan Wetouch and Mr. Guangde Cai and two other unrelated parties were obliged to take joint guarantee responsibility.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch, and Mr. Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Chengdu Wetouch being obliged to repay the outstanding debts by December 31, 2020.

vi) Guarantee to Chengdu Wetouch for a loan of RMB15.0 million (equivalent to $2.2 million)

On March 19, 2014, Sichuan Wetouch, Mr. Guangde Cai and HK Wetouch provided counter guarantee to Chengdu Wetouch obtaining a loan of RMB15.0 million (equivalent to $2.2 million) from Chengdu Bank Co., Ltd. Gaoxin Branch (“Chengdu Bank Gaoxin Branch”), with a third party Chengdu Hi-tech Investment Group Co., Ltd. (“CDHT Investment”) as a guarantor. Sichuan Wetouch and Mr. Guangde Cai and Chengdu Wetouch were jointly and severally liable for such debts.

Upon the loan defaulted, CDHT paid off the above loan principal and interests to the bank on behalf of Chengdu Wetouch on January 10, 2017. On August 16, 2018, CDHT Investment brought a lawsuit to Chengdu Railway Transport Court. (See above Legal Case #2- Note 10)

As of December 31, 2019 and 2018, there was a lawsuit in progress on the loan repayment. Sichuan Wetouch, Mr. Guangde Cai and Hong Kong Wetouch were obliged to take joint guarantee responsibility for the above loan and its interests.

On October 9, 2020, pursuant to a settlement and release, Sichuan Wetouch, Mr. Guangde Cai and HK Wetouch are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Chengdu Wetouch being obliged to repay the outstanding debts by December 31, 2020.

vii) Guarantee to Meishan Wetouch for a loan of RMB26.0 million (equivalent to $3.5 million)

On October 21, 2014, Sichuan Wetouch, Chengdu Wetouch, Mr.Guangde Cai and his 60% owned Xinjiang Wetouch, together with one unrelated guarantee company Sichuan Yitong Financing Guarantee Co., Ltd. (“Yitong Guarantee”) provided joint guarantee to Meishan Wetouch obtaining a two-year loan of RMB26.0 million (equivalent to $3.5 million) from Meishan Rural Commercial Bank Co., Ltd. (“Meishan Rural Commercial Bank”) and later extended to October 20, 2017. Upon the loan due, the guarantors were jointly obliged for the responsibility of repaying the loan and its interests.

On June 1, 2018, Meishan Rural Commercial Bank filed a lawsuit demanding the full repayments of the due loan and its interests.

On September 11, 2019, Meishan Wetouch made a partial repayment of RMB10.5 million (equivalent to US$1.5 million).

As of December 31, 2019 and 2018, there was a lawsuit in progress on the loan remaining balance repayment. Sichuan Wetouch, Chengdu Wetouch and Mr. Guangde Cai, and Xinjiang Wetouch as well as Yitong Guarantee were under guarantee responsibility.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch and Mr. Guangde Cai are unconditionally and fully released and discharged from all and only obligations under the outstanding debts, with Meishan Wetouch being obliged to repay the outstanding debts by December 31, 2020, and Chengdu Wetouch and Xinjiang Wetouch sharing the joint responsibilities.

Capital expenditure commitment

The Company does not have any capital commitments as of September 30, 2020.